Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue from rendering of services	$ 21,143	$ 20,090
Revenue from sale of goods	1,576	1,629
Revenue	22,719	21,719
Wireless
Disclosure of products and services [line items]
Revenue from rendering of services	7,308	6,602
Revenue from sale of goods	530	515
Data
Disclosure of products and services [line items]
Revenue from rendering of services	7,146	6,791
Revenue from sale of goods	519	559
Local and access
Disclosure of products and services [line items]
Revenue from rendering of services	3,161	3,089
Long distance
Disclosure of products and services [line items]
Revenue from rendering of services	639	741
Media
Disclosure of products and services [line items]
Revenue from rendering of services	2,676	2,685
Other services
Disclosure of products and services [line items]
Revenue from rendering of services	213	182
Equipment and other
Disclosure of products and services [line items]
Revenue from sale of goods	$ 527	$ 555